advance billings and customer deposits - Contract liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
advance billings and customer deposits
Contract liabilities at beginning of period	$ 1,135	$ 1,023	$ 1,102	$ 974
Revenue deferred in previous period and recognized in current period	(636)	(647)	(631)	(631)
Net additions arising from operations	654	674	682	691
Additions arising from business acquisitions	23	1	23	15
Contract liabilities at end of period	1,176	1,049	1,176	1,049
Current	1,026	942	1,026	942
Non-current
Deferred revenues	147	103	147	103
Deferred customer activation and connection fees	$ 3	$ 4	$ 3	$ 4